Provisions (Tables)	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Summary of Provisions Reconciliation

	Conduct remediation
		Other	FSCS and		Off-balance	Regulatory
	PPI	products	Bank Levy	Property	sheet ECL	and other	Total
	£m	£m	£m	£m	£m	£m	£m
At 31 December 2018	246	30	44	40	56	99	515
Adoption of IFRS 16 (see Note 1)	—	—	—	17	—	—	17

At 1 January 2019	246	30	44	57	56	99	532
Additional provisions (see Note 5)	70	—	—	38	—	114	222
Provisions released (see Note 5)	—	—	(2)	(8)	(1)	(7)	(18)
Utilisation	(68)	(1)	(42)	(4)	—	(70)	(185)

At 30 June 2019	248	29	—	83	55	136	551

At 31 December 2017	356	47	57	39		59	558
Reallocation of ECL on off-balance sheet exposures(1)	—	—	—	—	50	—	50
At 1 January 2018	356	47	57	39	50	59	608
Additional provisions (see Note 5)	—	—	—	11	10	54	75
Provisions released (see Note 5)	—	(14)	(4)	—	—	(14)	(32)
Utilisation	(55)	(2)	(37)	(7)	—	(46)	(147)

At 30 June 2018	301	31	16	43	60	53	504

(1)	ECL on off-balance sheet exposures following the adoption of a methodology to enable their separate identification from ECL on drawn exposures. See Note 10.